Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 131,039
Tax credit carryforwards	6,375
2027
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	417
Tax credit carryforwards	475
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,286
Tax credit carryforwards	331
2029
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	10,544
Tax credit carryforwards	173
2030
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	41,168
Tax credit carryforwards	377
2031
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	15,151
Tax credit carryforwards	199
2032
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,339
Tax credit carryforwards	281
2033 and thereafter
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	6,979
Tax credit carryforwards	2,646
No definite expiration date
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	54,155
Tax credit carryforwards	¥ 1,893